United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Tax-Free Money Market Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1,2]
		Alabama—2.4%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 1/4/2016	$25,000,000
5,800,000		Eutaw, AL Industrial Development Board PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.030%, 1/4/2016	5,800,000
15,430,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.050%, 1/7/2016	15,430,000
10,455,000		Mobile, AL Downtown Redevelopment Authority, (Series 2011-B: Gulf Opportunity Zone Bonds) Weekly VRDNs (Austal USA, LLC)/(Wells Fargo Bank, N.A. LOC), 0.010%, 1/7/2016	10,455,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.020%, 1/6/2016	10,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.050%, 1/7/2016	30,000,000
		TOTAL	96,685,000
		Alaska—4.2%
33,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 1/7/2016	33,000,000
51,805,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 1/7/2016	51,805,000
33,370,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 1/7/2016	33,370,000
45,100,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.010%, 1/6/2016	45,100,000
3,500,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003B), 5.00% Bonds (BP PLC), 1/4/2016	3,500,000
		TOTAL	166,775,000
		Arizona—0.9%
19,995,000	[3,4]	Arizona Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF2046) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.020%, 1/7/2016	19,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 1/7/2016	14,000,000
		TOTAL	33,995,000
		Arkansas—0.1%
5,935,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.050%, 1/7/2016	5,935,000
		California—12.6%
2,600,000		Bay Area Toll Authority, CA, (2008 Series C-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 1/7/2016	2,600,000
6,380,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.020%, 1/7/2016	6,380,000
13,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/8/2016	13,000,000
4,000,000		California PCFA, (1996 Series E) Daily VRDNs (Pacific Gas & Electric Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 1/4/2016	4,000,000
7,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.020%, 1/6/2016	7,100,000
10,000,000		California State, (Series 2005B-1) Weekly VRDNs (Mizuho Bank Ltd. LOC), 0.010%, 1/6/2016	10,000,000
5,800,000		California Statewide Communities Development Authority, (Series 2002) Weekly VRDNs (Chadwick School)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 1/6/2016	5,800,000
12,290,000		California Statewide Communities Development Authority, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	12,290,000
4,160,000		California Statewide Communities Development Authority, (Series 2004E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/6/2016	4,160,000
3,275,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.010%, 1/6/2016	3,275,000
14,255,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.010%, 1/6/2016	14,255,000
10,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.09% CP (Kaiser Permanente), Mandatory Tender 2/3/2016	10,000,000
30,000,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), Mandatory Tender 3/1/2016	30,000,000
25,000,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ) 1/4/2016	25,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$15,140,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	$15,140,000
38,355,000	[3,4]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.14% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ) 2/11/2016	38,355,000
36,810,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-625) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/7/2016	36,810,000
38,365,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 1/7/2016	38,365,000
25,520,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series C Tax-Exempt Governmental), 0.08% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 3/1/2016	25,520,000
9,600,000		Los Angeles, CA Department of Water & Power (Water Works/System), (Series 2001B-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 1/7/2016	9,600,000
12,660,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Barclays Bank PLC LIQ), 0.010%, 1/7/2016	12,660,000
12,720,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/7/2016	12,720,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1),Weekly VRDPs, (Barclays Bank PLC LIQ), 0.100%, 1/7/2016	22,000,000
5,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4),Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 1/7/2016	5,000,000
6,000,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.020%, 1/7/2016	6,000,000
12,970,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/7/2016	12,970,000
9,410,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/7/2016	9,410,000
46,450,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-287) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 1/7/2016	46,450,000
350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/7/2016	350,000
9,000,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 1/7/2016	9,000,000
19,865,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/7/2016	19,865,000
7,230,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/7/2016	7,230,000
7,050,000		University of California (The Regents of), (2013 Series AL-1) Weekly VRDNs, 0.010%, 1/7/2016	7,050,000
16,000,000		University of California (The Regents of), (2013 Series AL-4) Weekly VRDNs, 0.010%, 1/7/2016	16,000,000
		TOTAL	498,355,000
		Colorado—1.2%
160,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.410%, 1/7/2016	160,000
10,000,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 1/7/2016	10,000,000
10,000,000		Colorado Springs, CO Utility System, (Series A) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.030%, 1/7/2016	10,000,000
26,370,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-1129X) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 1/7/2016	26,370,000
		TOTAL	46,530,000
		Connecticut—2.0%
3,000,000		Ansonia, CT, (Lot A), 1.25% BANs, 5/23/2016	3,008,769
2,115,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.010%, 1/7/2016	2,115,000
1,600,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.010%, 1/6/2016	1,600,000
4,200,000		Connecticut State HEFA, (1999 Series U-1) Weekly VRDNs (Yale University), 0.010%, 1/6/2016	4,200,000
1,200,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.010%, 1/7/2016	1,200,000
4,700,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.010%, 1/6/2016	4,700,000
13,350,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 1/7/2016	13,350,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Connecticut—continued
$21,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.010%, 1/7/2016	$21,200,000
10,000,000		Connecticut State, Variable-Rate Remarketed Obligations, MVRENs (Series A-2), 0.130%, 1/4/2016	10,000,000
15,400,000		Putnam, CT, 1.25% BANs, 7/1/2016	15,449,731
1,000,000		Regional School District No. 16, CT, 1.00% BANs, 1/28/2016	1,000,409
		TOTAL	77,823,909
		District of Columbia—0.4%
14,915,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 1/7/2016	14,915,000
		Florida—7.7%
11,985,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.140%, 1/7/2016	11,985,000
5,230,000		Citizens Property Insurance Corp. FL, (Series 2009A-1), 6.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2016	5,351,266
7,500,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2016	7,639,547
10,000,000		Citizens Property Insurance Corp. FL, (Series 2012A-1), 5.00% Bonds (Citizens Property Insurance PLA/CLA Accounts), 6/1/2016	10,186,063
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 1/7/2016	7,630,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse AG LIQ), 0.010%, 1/7/2016	15,135,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.10% CP (Florida Power & Light Co.), Mandatory Tender 1/19/2016	45,960,000
6,300,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.10% CP (Florida Power & Light Co.), Mandatory Tender 1/19/2016	6,300,000
4,620,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Certificates (2015-YX1003) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 1/7/2016	4,620,000
6,160,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-XF0260) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.020%, 1/7/2016	6,160,000
10,000,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.090%, 1/6/2016	10,000,000
5,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-64), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Optional Tender 1/4/2016	5,000,000
5,550,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-66), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	5,550,000
1,825,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 1/7/2016	1,825,000
1,000,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.090%, 1/6/2016	1,000,000
4,200,000	[3,4]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.120%, 1/7/2016	4,200,000
32,545,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0019) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.020%, 1/7/2016	32,545,000
13,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.10% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	13,000,000
25,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.190%, 1/7/2016	25,910,000
1,850,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 1/7/2016	1,850,000
12,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-1), 0.210%, 1/7/2016	12,500,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.08% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2016	12,500,000
8,000,000	[3,4]	Tampa-Hillsborough County, FL Expressway Authority, SPEARs (Series DBE-1132) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.210%, 1/7/2016	8,000,000
18,725,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 1/8/2016	18,725,000
30,000,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 1/6/2016	30,000,000
		TOTAL	303,571,876
		Georgia—2.1%
5,000,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.220%, 1/4/2016	5,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$2,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.230%, 1/4/2016	$2,000,000
3,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.220%, 1/4/2016	3,155,000
24,515,000	[3,4]	Clarke County, GA Hospital Authority, Solar Eclipse (Series 2007-0031), 0.10% TOBs (Athens Regional Medical Center)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 2/4/2016	24,515,000
6,000,000	[3,4]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.14% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/28/2016	6,000,000
4,300,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.220%, 1/4/2016	4,300,000
6,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.020%, 1/6/2016	6,000,000
4,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 1/7/2016	4,000,000
1,555,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.220%, 1/7/2016	1,555,000
10,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 2/1/2016	10,000,000
10,940,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	10,940,000
5,000,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.220%, 1/4/2016	5,000,000
		TOTAL	82,465,000
		Idaho—0.2%
7,000,000		Idaho Health Facilities Authority, (Series 2013ID), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	7,000,000
		Illinois—3.2%
8,630,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.100%, 1/7/2016	8,630,000
1,150,000		Chicago, IL O'Hare International Airport, (Series B), 5.00% Bonds, 1/4/2016	1,150,000
7,115,000		Chicago, IL O'Hare International Airport, (Series B), 5.25% Bonds, 1/4/2016	7,115,000
1,285,000		Chicago, IL O'Hare International Airport, (Series D), 5.00% Bonds, 1/4/2016	1,285,000
17,790,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Receipts (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.040%, 1/7/2016	17,790,000
27,825,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 1/7/2016	27,825,000
7,595,000	[3,4]	DuPage County, IL, MERLOTS (Series 2000-A9) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 1/6/2016	7,595,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 1/7/2016	7,500,000
11,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.230%, 1/7/2016	11,500,000
6,930,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.230%, 1/7/2016	6,930,000
2,450,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 1/7/2016	2,450,000
3,000,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.010%, 1/6/2016	3,000,000
14,900,000		Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 1/7/2016	14,900,000
4,300,000		Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.020%, 1/7/2016	4,300,000
4,700,000		Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 1/7/2016	4,700,000
		TOTAL	126,670,000
		Indiana—0.9%
7,835,000		Dearborn County, IN EDRB, (Series 2006) Weekly VRDNs (Dearborn County Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 1/7/2016	7,835,000
6,675,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.010%, 1/6/2016	6,675,000
8,350,000		Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(U.S. Bank, N.A. LOC), 0.070%, 1/7/2016	8,350,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.020%, 1/7/2016	4,035,000
9,600,000		Madison, IN EDRB, (Series 1987) Weekly VRDNs (Arvin Sango, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 1/6/2016	9,600,000
		TOTAL	36,495,000
		Iowa—0.4%
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.040%, 1/7/2016	15,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kentucky—1.1%
$9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 1/8/2016	$9,860,000
22,650,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 1/8/2016	22,650,000
340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.230%, 1/7/2016	340,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 1/7/2016	10,000,000
		TOTAL	42,850,000
		Louisiana—3.3%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.040%, 1/6/2016	25,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.030%, 1/6/2016	12,000,000
2,315,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.030%, 1/6/2016	2,315,000
6,500,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 1/6/2016	6,500,000
8,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 1/7/2016	8,000,000
34,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.120%, 1/7/2016	34,500,000
5,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.010%, 1/6/2016	5,000,000
13,200,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.400%, 1/6/2016	13,200,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.330%, 1/6/2016	2,000,000
23,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 1/6/2016	23,000,000
		TOTAL	131,515,000
		Maryland—0.1%
2,055,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 1/5/2016	2,055,500
		Massachusetts—2.4%
12,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 1/7/2016	12,500,000
32,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 1/7/2016	32,500,000
3,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 1/7/2016	3,500,000
19,255,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 1/6/2016	19,255,000
9,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/22/2016	9,000,000
365,000		Massachusetts Development Finance Agency, (Series 2004), 0.60% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/27/2016	365,000
1,200,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 1/7/2016	1,200,000
2,200,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 1/22/2016	2,200,000
685,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.010%, 1/7/2016	685,000
11,643,498		Springfield, MA, 1.25% BANs, 6/10/2016	11,684,286
		TOTAL	92,889,286
		Michigan—4.4%
51,000,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 1/7/2016	51,000,000
35,000,000		Michigan State Housing Development Authority, (2007 Series D-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 1/6/2016	35,000,000
27,465,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 1/6/2016	27,465,000
19,760,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 1/6/2016	19,760,000
40,245,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/7/2016	40,245,000
		TOTAL	173,470,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—2.0%
$15,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 1/4/2016	$15,000,000
45,500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 1/4/2016	45,500,000
17,450,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 1/4/2016	17,450,000
		TOTAL	77,950,000
		Mississippi—0.2%
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 1/7/2016	7,240,000
		Missouri—1.7%
7,530,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.050%, 1/7/2016	7,530,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.050%, 1/7/2016	10,000,000
16,335,000	[3,4]	Columbia, MO Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 0.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 2/18/2016	16,335,000
28,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 1/7/2016	28,000,000
3,800,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.030%, 1/4/2016	3,800,000
		TOTAL	65,665,000
		Multi-State—8.4%
60,000,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 1/7/2016	60,000,000
6,125,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 1/7/2016	6,125,000
19,400,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs, (Series 2), (Toronto Dominion Bank LIQ), 0.100%, 1/7/2016	19,400,000
18,500,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Weekly VRDPs, (Series 1), (Citibank N.A. LIQ), 0.100%, 1/7/2016	18,500,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/(Barclays Bank PLC LIQ), 0.110%, 1/7/2016	15,000,000
88,200,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.090%, 1/7/2016	88,200,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 1/7/2016	25,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., Weekly VRDPs, (4,895 Series 1), (Barclays Bank PLC LIQ), 0.110%, 1/7/2016	20,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.090%, 1/7/2016	5,000,000
48,100,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.090%, 1/7/2016	48,100,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 1/7/2016	25,000,000
		TOTAL	330,325,000
		Nebraska—0.4%
1,105,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.260%, 1/7/2016	1,105,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.420%, 1/6/2016	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.420%, 1/6/2016	2,000,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.040%, 1/7/2016	4,880,000
		TOTAL	16,285,000
		Nevada—0.3%
7,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.010%, 1/6/2016	7,500,000
1,425,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MUFG Union Bank, N.A. LOC), 0.010%, 1/6/2016	1,425,000
2,500,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(MUFG Union Bank, N.A. LOC), 0.010%, 1/6/2016	2,500,000
		TOTAL	11,425,000
		New Hampshire—0.9%
10,700,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 1/22/2016	10,700,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Hampshire—continued
$25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 1/7/2016	$25,000,000
		TOTAL	35,700,000
		New Jersey—7.3%
5,000,000		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	5,005,007
12,250,000		Carteret, NJ, 1.25% BANs, 6/3/2016	12,285,864
5,412,000		Chester Township, NJ, 1.25% BANs, 2/19/2016	5,419,244
10,000,000		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,007,512
3,600,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.270%, 1/7/2016	3,600,000
3,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.030%, 1/7/2016	3,000,000
5,000,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 1/7/2016	5,000,000
26,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificates Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 1/7/2016	26,975,000
35,385,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/7/2016	35,385,000
70,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/7/2016	70,000,000
48,875,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-624) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 1/7/2016	48,875,000
10,300,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 1/7/2016	10,300,000
18,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 1/7/2016	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 1/7/2016	20,000,000
3,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	3,009,155
9,401,925		West Orange Township, NJ, 2.00% BANs, 4/15/2016	9,440,198
		TOTAL	286,301,980
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 1/7/2016	2,000,000
		New York—4.0%
47,095,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.08% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 3/3/2016	47,095,000
9,499,185		Beaver River, NY CSD, 1.75% BANs, 6/30/2016	9,546,233
10,000,000		Central Islip, NY Union Free School District, 1.50% TANs, 6/27/2016	10,052,514
29,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2001 Series F-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 1/6/2016	29,000,000
1,450,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-1) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.010%, 1/7/2016	1,450,000
8,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, SPEARs (Series DB-1090X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 1/7/2016	8,000,000
7,800,000		New York City, NY, (Fiscal 1994 Series E-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.010%, 1/4/2016	7,800,000
7,290,000		New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 1/7/2016	7,290,000
5,000,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 1/7/2016	5,000,000
3,000,000		New York, NY City Industrial Agency, (Series 2004) Weekly VRDNs (Jamaica First Parking LLC)/(TD Bank, N.A. LOC), 0.010%, 1/7/2016	3,000,000
24,736,400		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	24,805,853
6,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	6,023,508
		TOTAL	159,063,108
		North Carolina—2.1%
3,985,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 1/6/2016	3,985,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	$20,000,000
8,190,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.14% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/3/2016	8,190,000
3,030,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 1/6/2016	3,030,000
540,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.020%, 1/7/2016	540,000
9,500,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.020%, 1/7/2016	9,500,000
3,335,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0098) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 1/7/2016	3,335,000
3,025,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 1/7/2016	3,025,000
12,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.010%, 1/7/2016	12,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.020%, 1/7/2016	5,000,000
7,000,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.14% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/7/2016	7,000,000
2,800,000	[3,4]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 1/7/2016	2,800,000
3,110,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.010%, 1/6/2016	3,110,000
		TOTAL	81,515,000
		Ohio—1.4%
5,800,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(KeyBank, N.A. LOC), 0.130%, 1/7/2016	5,800,000
7,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	7,000,000
15,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 1/7/2016	15,000,000
3,740,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.080%, 1/7/2016	3,740,000
18,275,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 1/8/2016	18,275,000
4,525,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 1/7/2016	4,525,000
		TOTAL	54,340,000
		Oklahoma—0.9%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.030%, 1/6/2016	35,465,000
		Pennsylvania—5.7%
15,550,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.050%, 1/7/2016	15,550,000
3,795,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 1/7/2016	3,795,000
18,955,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 1/7/2016	18,955,000
2,920,000		Butler County, PA General Authority, (Series 2011B) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 1/7/2016	2,920,000
111,905,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 1/6/2016	111,905,000
7,400,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 1/7/2016	7,400,000
3,010,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 1/6/2016	3,010,000
22,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1050 Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.110%, 1/7/2016	22,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.110%, 1/7/2016	7,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$33,800,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 1/7/2016	$33,800,000
		TOTAL	226,335,000
		Rhode Island—0.1%
1,805,000		Rhode Island State Health and Educational Building Corp., (Series 2005A) Catholic School Pool Program Issue Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.020%, 1/4/2016	1,805,000
3,665,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.020%, 1/4/2016	3,665,000
		TOTAL	5,470,000
		South Carolina—0.2%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.420%, 1/6/2016	9,000,000
		Tennessee—2.1%
22,715,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.190%, 1/7/2016	22,715,000
20,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.06% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 1/14/2016	20,000,000
10,300,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.040%, 1/6/2016	10,300,000
10,585,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.070%, 1/6/2016	10,585,000
19,900,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 1/4/2016	19,900,000
		TOTAL	83,500,000
		Texas—5.8%
10,000,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 1/7/2016	10,000,000
18,100,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.310%, 1/7/2016	18,100,000
6,995,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Receipts (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.020%, 1/7/2016	6,995,000
3,700,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 1/7/2016	3,700,000
10,000,000		Lower Colorado River Authority, TX, (Series A), 0.06% CP (Lower Colorado River Authority Transmission Services Corp.)/(JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/16/2016	10,000,000
60,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 1/7/2016	60,000,000
10,780,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 1/7/2016	10,780,000
23,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 1/6/2016	23,000,000
50,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.05% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 2/2/2016	50,000,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.010%, 1/7/2016	9,965,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.070%, 1/7/2016	15,000,000
12,465,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 1/7/2016	12,465,000
		TOTAL	230,005,000
		Utah—0.4%
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.020%, 1/7/2016	2,000,000
15,600,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.210%, 1/7/2016	15,600,000
		TOTAL	17,600,000
		Virginia—1.9%
2,200,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 1/21/2016	2,200,000
1,845,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 1/7/2016	1,845,000
4,000,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.010%, 1/7/2016	4,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$13,300,000		Metropolitan Washington, VA Airports Authority, (Series One), 0.05% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/1/2016	$13,300,000
8,795,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.060%, 1/7/2016	8,795,000
10,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 1/7/2016	10,000,000
34,560,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.18% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 1/28/2016	34,560,000
		TOTAL	74,700,000
		Washington—1.9%
9,195,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, PUTTERs (Series 5002) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.010%, 1/4/2016	9,195,000
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2009), 5.00% Bonds (BP PLC), 1/4/2016	12,500,000
4,540,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.030%, 1/6/2016	4,540,000
14,000,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.050%, 1/6/2016	14,000,000
33,865,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.020%, 1/6/2016	33,865,000
		TOTAL	74,100,000
		West Virginia—1.2%
2,665,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.040%, 1/7/2016	2,665,000
17,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.48% CP (Virginia Electric & Power Co.), Mandatory Tender 1/14/2016	17,000,000
27,505,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 1/7/2016	27,505,000
		TOTAL	47,170,000
		Wisconsin—1.1%
7,570,000		Wisconsin Health & Educational Facilities Authority, (Series 1998 B) Weekly VRDNs (Aspirus Wausau Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 1/6/2016	7,570,000
24,960,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.06% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/2/2016	24,960,000
11,150,000		Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-2), 0.210%, 1/7/2016	11,150,000
		TOTAL	43,680,000
		Wyoming—0.7%
27,000,000		Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 1/6/2016	27,000,000
		TOTAL SHORT-TERM MUNICIPALS—100.4% (AT AMORTIZED COST)[5]	3,956,830,659
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(15,249,395)
		TOTAL NET ASSETS—100%	$3,941,581,264
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At December 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%

2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $1,450,245,000, which represented 36.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $1,450,245,000, which represented 36.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
LP	—Limited Partnership
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds Shares

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016